Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2022
Related Parties (Details) [Line Items]
Salaries and benefits	$ 7,740	$ 7,144	$ 5,764
Personnel compensation	1,906	1,352	1,138
Long-term benefits			887
Other long term benefits	$ 1,906	1,352	251
Lands total amount		625
Warrants issued (in Shares)	4,000,000
Restricted shares (in Shares)				149,377
Arab Wings Co [Member]
Related Parties (Details) [Line Items]
Amount payable	$ 481	$ 417	$ 454
Wasef Jabsheh [Member]
Related Parties (Details) [Line Items]
Warrants transferred (in Shares)	4,000,000